Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 - 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2011, 2012 and 2013:

	December 31,
	2011	2012	2013

Dividend yield	0%	0%	0%
Volatility	37%-60%	40%-64%	41%-56%
Risk free interest	0.1%-3.48%	0.1%-2.30%	0.1%-2.80%
Early exercise multiple	1.85-2.60	1.55-1.85	1.60-1.90

Schedule of Accumulated Other Comprehensive Income, Net
The components of AOCI, net of tax, were as follows:

	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance as of December 31, 2012	$349	$208	$(1,047)	$(490)

Other comprehensive income (loss) before reclassifications	223	1,295	(1,311)	207
Amounts reclassified from AOCI	(97)	(1,189)	-	(1,286)
Other comprehensive income (loss)	126	106	(1,311)	(1,079)

Balance as of December 31, 2013	$475	$314	$(2,358)	$(1,569)

Schedule of Details about Reclassification out of Accumulated Other Comprehensive Income
The effects on net income of amounts reclassified from AOCI for the year ended December 31, 2013 were as follows

AOCI Components	Location	Gains (Losses) Reclassified from AOCI to the Consolidated Statement of Income
Unrealized gains on Available-for-Sale Investments	Financial expenses	$97
Unrealized gains on Cash Flow Hedges	Operating expenses	$1,189

Total amount reclassified, net of tax		$1,286